INVESTMENT IN EQUITY INSTRUMENTS (Details) - Waterproof [Member] - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Balance, beginning of year		$ 2,966,110
Change in fair value		1,139,133
Disposal of investment		(4,105,243)
Balance, end of year